Significant accounting policies - Impairment of long-lived assets other than goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Significant accounting policies
Goodwill	¥ 567,181	¥ 59,581	¥ 66,506	$ 81,106
Impairment of long lived assets
Impairment loss	0	0	0
Impairment charge	0	¥ 0	¥ 5,080
Europe Acquisition Business Line
Significant accounting policies
Goodwill	508,535
North Asia Business Line
Significant accounting policies
Goodwill	¥ 58,623